SHORT-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS, NET
SHORT-TERM INVESTMENTS, NET

3.SHORT-TERM INVESTMENTS, NET

As of December 31, 2023, short-term investments include as follows: (a) marketable equity securities; (b) time deposit mainly placed in Bank of Shanghai (Hong Kong) Limited and Citibank, N.A., Hong Kong Branch ranging from three months to one year.

	As of December 31,
	2022	2023
	RMB	RMB	US$
Debt securities:
Held-to-maturity time deposit	1,373,910,523	635,039,118	89,443,389
Equity securities:
Marketable wealth management products	567,522,325	—	—
Marketable equity securities	—	253,865	35,756
Less: allowance for short-term investments	—	(222,589)	(31,351)
Total short-term investments	1,941,432,848	635,070,394	89,447,794

For the years ended December 31, 2021, 2022 and 2023, interest income related to debt securities was RMB26,373,471, RMB43,732,652 and RMB79,164,929 (US$11,150,147), respectively.

Changes in fair value due to the fluctuation of the share price are recognized in net loss (gain) on equity securities while changes in fair value due to the fluctuation of the foreign exchange rate are recognized in other comprehensive loss (income).

The movements in the allowance for short-term investments were as follows:

	As of December 31,
	2023
	RMB	US$
Balance as of January 1	—	—
Adjustment due to the adoption of ASC 326	747,264	105,250
Reversal	(524,675)	(73,899)
Balance as of December 31	222,589	31,351